FHLB Advances and Other Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Federal Home Loan Banks [Abstract]
Summary of Contractual Maturities of FHLB Advances and Other Borrowings
Contractual maturities of FHLB advances and other borrowings at March 31, 2022 were as follows:

(Dollars in thousands)	FHLB Advances	Other Borrowings
2022 (nine months remaining)	$—	$1,000
2023	—	—
2024	—	—
2025	—	—
2026	—	—
2027 and thereafter	50,000	80,507

	$50,000	$81,507

Contractual maturities of FHLB advances and other borrowings at December 31, 2021 were as follows:

(Dollars in thousands)	FHLB Advances	Other Borrowings
2022	$—	$1,000
2023	—	—
2024	—	—
2025	—	—
2026 and thereafter	50,000	—

	$50,000	$1,000